Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement
Schedule of Share-based compensation expenses

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
-Cost of revenue	6,904	935	—
-Research and development expenses	26,635	5,185	—
-Selling and marketing expenses	21,049	2,854	1,002
-General and administrative expenses	35,064	16,435	12,359
Total	89,652	25,409	13,361

Value of employee's services (Note 7)	74,980	22,618	13,176
Value of non-employee's services	14,672	2,791	185
Total	89,652	25,409	13,361

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2020	2021	2022
At the beginning of the year	24,470,325	19,459,994	12,725,995
Exercised	—	(5,181,306)	(621,930)
Forfeited	(5,010,331)	(1,552,693)	(1,966,721)
At the end of the year	19,459,994	12,725,995	10,137,344

Schedule of share options outstanding

				Number of share options
				As at December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2021	2022
2017	2027	RMB1.33	RMB0.62	1,109,682	977,951
2017	2027	RMB2.00	RMB0.52	5,785,221	5,295,021
2018	2028	RMB52.00	RMB26.00	4,704,219	3,044,462
2019	2029	RMB52.00	RMB23.42	1,126,873	819,910
				12,725,995	10,137,344

Schedule of key assumptions of the share option

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2020	2021	2022

At the beginning of the year	2,306,000	1,751,702	16,552,829
Granted	470,000	17,033,120	28,745,900
Vested	(424,256)	(524,358)	(3,538,551)
Forfeited	(600,042)	(1,707,635)	(5,528,084)
At the end of the year	1,751,702	16,552,829	36,232,094

Schedule of key assumptions of the restricted share units

	For the year ended December 31,
Date of grant	2020	2021	2022

Discount rate *	15.0%	15.0%	15.0%
Risk-free interest rate	2.0%~3.0%	2.0%~3.0%	2.0%~3.0%
Volatility	43.0%~49.0%	43.0%~49.0%	43.0%~49.0%
Dividend yield	0.0%	0.0%	0.0%

Shares reserved
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share options outstanding

			Number of restricted share units
			As at December 31,
			2021	2022
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
01/09/2019	01/09/2029	35.22	545,383	204,503
01/01/2020	01/01/2030	16.18	18,000	11,509
01/04/2020	01/04/2030	16.98	82,500	45,008
01/07/2020	01/07/2030	38.67	17,250	1,502
01/06/2021	01/06/2031	13.69	503,076	248,043
01/06/2021	01/06/2031	14.31	226,000	7,502
01/06/2021	01/06/2031	14.93	1,279,800	112,500
01/07/2021	01/07/2031	15.16	252,000	147,751
01/09/2021	01/09/2031	5.53	7,346,000	4,198,965
01/10/2021	01/10/2031	5.25	448,000	116,593
01/10/2021	01/10/2031	3.91	2,820	—
01/10/2021	01/10/2031	4.68	5,832,000	3,973,655
02/01/2022	02/01/2032	2.40	—	126,862
02/01/2022	02/01/2032	2.41	—	1,740,001
02/01/2022	02/01/2032	3.29	—	567,700
02/01/2022	02/01/2032	2.64	—	300,000
02/04/2022	02/04/2032	1.78	—	130,000
02/07/2022	02/07/2032	2.72	—	40,000
02/10/2022	02/10/2032	0.98	—	80,000
16/12/2022	16/12/2032	0.81	—	24,180,000
			16,552,829	36,232,094